PENSION, POST-RETIREMENT AND OTHER LONG-TERM EMPLOYEE BENEFIT PLANS	12 Months Ended
Dec. 31, 2020
Disclosure of employee benefits [Abstract]
PENSION, POST-RETIREMENT AND OTHER LONG-TERM EMPLOYEE BENEFIT PLANS	PENSION, POST-RETIREMENT AND OTHER LONG-TERM EMPLOYEE BENEFIT PLANS
The Company has several contributory and non-contributory defined contribution plans and defined benefit plans for substantially all its employees in Canada and the US.
Defined contribution plans
In the US, the Company maintains a savings retirement plan (401(k) Plan) for the benefit of certain employees who have been employed for at least 90 days. Contribution to this plan is at the discretion of the Company. Among investment options available to participants is a common trust fund that holds cash and common shares of the Company. The Company also maintains 401(k) plans according to the terms of certain collective bargaining agreements.
The Company also contributes to multi-employer plans for employees covered by certain collective bargaining agreements.
In Canada, the Company maintains defined contribution pension plans for certain employees and contributes amounts equal to up to 4% of each participant’s eligible salary. Among investment options available to participants is a common trust fund that holds cash and common shares of the Company.
The amount expensed with respect to the defined contribution plans for the years ended December 31, was $6.8 million in 2020, $7.1 million in 2019 and $3.5 million in 2018.
Defined benefit plans
The Company has, in the US, three defined benefit pension plans (hourly and salaried). Benefits for employees are based on compensation and years of service for salaried employees and fixed benefits per month for each year of service for hourly employees.
In Canada, certain non-union hourly employees of the Company are covered by a plan which provides a fixed benefit per month for each year of service.
In the US, the Company provides group health care benefits to certain eligible retired employees. In Canada, the Company provides group health care, dental and life insurance benefits for certain eligible retired employees.
All defined benefit plans described above are closed to new entrants.
Supplementary executive retirement plans
The Company has Supplementary Executive Retirement Plans (“SERPs”) to provide supplemental pension benefits to certain key executives. The SERPs are not funded and provide for an annual pension benefit, from retirement or termination date, in amounts ranging from $0.2 million to $0.6 million, annually.
Other long-term employee benefit plans
In the US, the Company provides a deferred compensation plan to certain employees. Earnings and losses on the deferral and amounts due to the participants are payable based on participant elections. Assets are held in a Rabbi trust and are composed of corporate owned life insurance policies. Participant investment selections are used to direct the allocation of funds underlying the corporate owned life insurance policies. As of December 31, 2020 and 2019, the deferred compensation plan assets totalled $5.7 million and $4.0 million, respectively, and are presented in other assets in the consolidated balance sheets. As of December 31, 2020 and 2019, the deferred compensation plan liabilities totalled $5.6 million and $4.0 million, respectively, and are presented in the consolidated balance sheets under the captions accounts payable and accrued liabilities for amounts expected to settle in the next twelve months and other liabilities for amounts not expected to settle in the next twelve months.
Governance and oversight
The defined contribution and defined benefit pension plans sponsored by the Company are subject to the requirements of the Employee Retirement Income Security Act and related legislation in the US and the Canadian Income Tax Act and provincial legislation in Ontario and Nova Scotia. In addition, all actuarial computations related to defined benefit plans are based on actuarial assumptions and methods determined in accordance with the generally recognized and accepted actuarial principles and practices prescribed by the Actuarial Standards Board, the American Academy of Actuaries and the Canadian Institute of Actuaries.
Minimum funding requirements are computed based on methodologies and assumptions dictated by regulation in the US and Canada. The Company’s practice is to fund at least the statutory minimum required amount for each defined benefit plan’s plan year. However, the Company may make additional discretionary contributions as deemed necessary.
The Company’s Retirement Plans Committee, composed of management and benefits personnel, makes investment decisions for the Company’s pension plans. The asset liability matching strategy of the pension plans and plan asset performance is reviewed at least semi-annually in terms of risk and return profiles with external investment management advisors, actuaries and plan trustees. The Committee, together with external investment management advisors, actuaries and plan trustees, has established a target mix of equity, fixed income, and alternative securities based on funded status level and other variables of each defined benefit plan.
The assets of the funded or partially funded defined benefit pension plans are held separately from those of the Company in funds under the control of trustees.
Information Relating to the Various Benefit Plans
A reconciliation of the defined benefit obligations and plan assets is presented in the table below for the years ended:

	Pension plans		Other plans
	December 31, 2020	December 31, 2019	December 31, 2020	December 31, 2019
	$	$	$	$
Defined benefit obligations
Balance, beginning of year	91,148	80,696	2,907	2,780
Current service cost	1,132	1,036	62	60
Interest cost	2,701	3,228	80	106
Benefits paid	(4,456)	(5,476)	(78)	(70)
Actuarial (gains) losses from demographic assumptions	(666)	(542)	(4)	17
Actuarial losses from financial assumptions	9,561	10,924	105	209
Experience losses (gains)	282	692	(88)	(273)
Foreign exchange rate adjustment	507	590	34	78
Balance, end of year	100,209	91,148	3,018	2,907
Fair value of plan assets
Balance, beginning of year	79,003	68,578	—	—
Interest income	2,297	2,713	—	—
Return on plan assets (excluding amounts included in net interest expense)	8,494	11,789	—	—
Contributions by the employer	1,051	1,261	78	—

	Pension plans		Other plans
	December 31, 2020	December 31, 2019	December 31, 2020	December 31, 2019
	$	$	$	$
Benefits paid	(4,456)	(5,476)	(78)	—
Administration expenses	(379)	(422)	—	—
Foreign exchange rate adjustment	415	560	—	—
Balance, end of year	86,425	79,003	—	—
Funded status – deficit	13,784	12,145	3,018	2,907
The defined benefit obligations and fair value of plan assets broken down by geographical locations is as follows for the years ended:

	December 31, 2020
	US	Canada	Total
	$	$	$
Defined benefit obligations	81,883	21,344	103,227
Fair value of plan assets	(69,649)	(16,776)	(86,425)
Deficit in plans	12,234	4,568	16,802

	December 31, 2019
	US	Canada	Total
	$	$	$
Defined benefit obligations	75,571	18,484	94,055
Fair value of plan assets	(63,877)	(15,126)	(79,003)
Deficit in plans	11,694	3,358	15,052
The defined benefit obligations for pension plans broken down by funding status are as follows for the years ended:

	December 31, 2020	December 31, 2019
	$	$
Wholly unfunded	13,460	12,187
Wholly funded or partially funded	86,749	78,961
Total obligations	100,209	91,148
A reconciliation of pension and other post-retirement benefits recognized in the consolidated balance sheets is as follows for the years ended:

	December 31, 2020	December 31, 2019
	$	$
Pension Plans
Present value of the defined benefit obligations	100,209	91,148
Fair value of the plan assets	86,425	79,003
Deficit in plans	13,784	12,145
Assets recognized in Other assets	3,024	1,966
Liabilities recognized	16,808	14,111
Pension benefits recognized in balance sheets	13,784	12,145
Other plans
Present value of the defined benefit obligations and deficit in the plans	3,018	2,907
Liabilities recognized	3,018	2,907
Total plans
Total assets recognized in Other assets	3,024	1,966
Total liabilities recognized	19,826	17,018
Total pension and other post-retirement benefits recognized in balance sheets	16,802	15,052
The composition of plan assets based on the fair value was as follows for the years ended:

	December 31, 2020	December 31, 2019
	$	$
Asset category
Cash	78	110
Equity instruments	14,838	13,753
Fixed income instruments	71,509	65,140
Total	86,425	79,003
Approximately 100% of equity and fixed income instruments as of December 31, 2020 and 2019, respectively, were held in mutual funds or pooled separate accounts valued at net asset value ("NAV") provided by the fund administrator. The NAV is based on the value of the underlying assets owned by the fund, minus its liabilities, and then divided by the number of shares outstanding. Units of participation in pooled separate accounts invested in mutual funds and common stock, are valued based on the NAV of the underlying investments held in the pooled separate accounts at year-end. None of the benefit plan assets were invested in any of the Company’s own equity or financial instruments or in any property or other asset that was used by the Company.
The following tables present the defined benefit expenses recognized in consolidated earnings for each of the years in the three-year period ended December 31, 2020:

	Pension plans			Other plans
	2020	2019	2018	2020	2019	2018
	$	$	$	$	$	$
Current service cost	1,132	1,036	1,193	62	60	44
Administration expenses	379	422	611	—	—	—
Net interest expense	404	515	814	80	106	106
Net costs recognized in the statement of consolidated earnings	1,915	1,973	2,618	142	166	150

	Total plans
	2020	2019	2018
	$	$	$
Current service cost	1,194	1,096	1,237
Administration expenses	379	422	611
Net interest expense	484	621	920
Net costs recognized in the statement of consolidated earnings	2,057	2,139	2,768
The table below presents the defined benefit liability or asset remeasurement recognized in OCI for each of the years in the three-year period ended December 31, 2020:

	Pension plans			Other plans
	2020	2019	2018	2020	2019	2018
	$	$	$	$	$	$
Actuarial gains (losses) from demographic assumptions	666	542	163	4	(17)	(21)
Actuarial (losses) gains from financial assumptions	(9,561)	(10,924)	5,186	(105)	(209)	210
Experience (losses) gains	(282)	(692)	(266)	88	273	113
Return on plan assets (excluding amounts included in net interest expense)	8,494	11,789	(2,369)	—	—	—
Total amounts recognized in OCI	(683)	715	2,714	(13)	47	302
The Company currently expects to contribute a total of $1.1 million to its defined benefit pension plans and $0.3 million to its health and welfare plans in 2021.
The weighted average duration of the defined benefit obligations as of December 31, 2020 and 2019 is 13 years for US plans and 18 years for Canadian plans, for both periods.
The significant weighted average assumptions which were used to measure defined benefit obligations are as follows for the years ended:

	US plans		Canadian plans
	December 31, 2020	December 31, 2019	December 31, 2020	December 31, 2019
Discount rate
Pension plans (end of the year) (1)	2.15%	2.98%	2.55%	3.15%
Pension plans (current service cost) (2)	3.10%	4.13%	3.20%	4.10%
Other plans (end of the year) (1)	1.65%	2.60%	2.55%	3.15%
Other plans (current service cost) (2)	2.82%	3.91%	3.20%	4.10%
Life expectancy at age 65 (in years) (3)
Current pensioner - Male	19	20	22	22
Current pensioner - Female	21	22	25	25
Current member aged 45 - Male	21	21	23	23
Current member aged 45 - Female	23	23	26	26
(1)Represents the discount rate used to calculate the accrued benefit obligation at the end of the year and applied to other components such as interest cost in the following year.
(2)Represents the discount rate used to calculate annual service cost.
(3)Utilizes mortality tables issued by the Society of Actuaries and the Canadian Institute of Actuaries.

Significant actuarial assumptions for defined benefit obligation measurement purposes are the discount rate and mortality rate. The sensitivity analysis below has been determined based on reasonably possible changes in the assumptions, in isolation from one another, occurring at the end of the reporting period. This analysis may not be representative of the actual change in the defined benefit obligation as it is unlikely that the change in the assumptions would occur in isolation from one another as some of the assumptions may be correlated. An increase or decrease of 1% in the discount rate or an increase or decrease of one year in mortality rate would result in the following increase (decrease) in the defined benefit obligations:

	December 31, 2020	December 31, 2019
	$	$
Discount rate
Increase of 1%	(12,590)	(11,157)
Decrease of 1%	15,637	13,812
Mortality rate
Life expectancy increased by one year	3,491	2,891
Life expectancy decreased by one year	(3,588)	(3,155)